Tax situation - Additional information (Details)					1 Months Ended				12 Months Ended
	Jan. 05, 2021 installment	Jan. 01, 2017	Jun. 23, 2004	Jan. 01, 2004	Mar. 31, 2021	Mar. 31, 2020	Jul. 17, 2012	Sep. 28, 2011	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Disclosure Of Income Tax Explanatory
Refunds provision									$ 19,300,000	$ 13,700,000
Applicable tax rate		29.50%							32.00%	32.00%	32.00%	32.00%
Income Tax Rate Applicable To Dividends									5.00%
Applicable Tax Rate With Respect To Results Obtained														6.80%	6.80%	4.10%
Unused tax losses for which deferred tax asset recognised									$ 781,480,000	$ 681,354,000								S/ 3,124,358,000	S/ 2,469,226,000
Mining royalties.									12,974,000	11,749,000		$ 12,832,000
Term of agreement of guarantees and measures to promote investments							15 years
Current tax expense (income)									20,375,000	9,924,000		11,911,000
Current tax expense income relating to special mining tax									70,300,000	17,300,000		18,600,000
Current tax expense income relating to mining royalties									74,600,000	14,900,000		28,400,000
Current tax expense income relating to statutory retirement fund									8,800,000	2,600,000		1,800,000
Deferred tax expense (income)									(44,046,000)	15,506,000		(37,501,000)
Tax expense (income), continuing operations									$ (23,671,000)	$ 25,430,000		$ (25,590,000)
Construction work in progress (as a percent)									80.00%
Presumed percentage of construction in progress for tax payers									80.00%
Deductible temporary differences for which no deferred tax asset is recognised									$ 252,157,000,000,000
Data processing equipment
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									50.00%
Machinery and equipment
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									20.00%
Land transport vehicle
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									33.30%
Hybrid or electric land transport vehicle
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									50.00%
SUNAT.
Disclosure Of Income Tax Explanatory
Number Of Equal Monthly Payments | installment	66
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory
Applicable Tax Rate With Respect To Results Obtained													5.00%
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure Of Income Tax Explanatory
Deferred tax expense (income)									$ 50,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Applicable tax rate		29.50%							29.50%	29.50%	29.50%	29.50%
Maximum mining tax rate on operating profit								12.00%
Mining royalties included in cost of production									$ 5,266,000	$ 6,167,000		$ 7,360,000
Mining tax expense									$ 9,196,000	5,065,000		11,444,000
Employers contribution rate									0.50%
Employees Contribution Rate									0.50%
Current Income Tax Payable									$ 6,277,000
Mining Tax Payable									1,130,000	2,425,000
Income and mining tax expense									$ 688,000	868,000		728,000
Term of agreement of guarantees and measures to promote investments									15 years
Tax payment based on exchange rates																	$ 73,000,000
Mining royalties payable									$ 2,353,000	55,000		1,563,000
Current tax expense (income)									50,008,000	53,018,000		64,928,000
Deferred tax expense (income)									1,021,000	(1,071,000)
Tax expense (income), continuing operations									$ 51,029,000	$ 53,018,000		$ 64,928,000
Minera Yanacocha SRL and subsidiary [Member] | Data processing equipment
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									50.00%
Minera Yanacocha SRL and subsidiary [Member] | Machinery and equipment
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									20.00%
Minera Yanacocha SRL and subsidiary [Member] | Land transport vehicle
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									33.30%
Minera Yanacocha SRL and subsidiary [Member] | Hybrid or electric land transport vehicle
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation									50.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Applicable tax rate									32.00%	32.00%	32.00%	32.00%
Current Income Tax Payable									$ 704,500,000
Deferred tax expense (income) recognised in profit or loss									31,200,000	$ 26,300,000		$ 141,600,000
Amount Paid For Disputed Tax Assessments										641,300,000		641,300,000
Other non-current receivables									236,548,000	190,501,000
Current tax expense (income)										236,926,000		298,074,000
Deferred tax expense (income)									30,864,000	25,962,000		139,934,000
Tax expense (income), continuing operations									$ 735,703,000	236,926,000		298,074,000
Current income tax expense										210,600,000		$ 156,500,000
Sociedad Minera Cerro Verde S.A.A. [Member] | December 2006 to December 2013 | SUNAT.
Disclosure Of Income Tax Explanatory
Tax payment based on estimated due										791,900,000									2,900,000
Number Of Equal Monthly Payments | installment									66
Deferred Interest, Interest And Penalties										496,500,000
Amount of the assessment, including interest and penalties										771,200,000	S/ 2,800,000,000
Minera Yanacocha SRL One [Member]
Disclosure Of Income Tax Explanatory
Current Income Tax Payable										39,604,000
Peruvian government [member]
Disclosure Of Income Tax Explanatory
Applicable tax rate									32.00%
Peruvian government [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Royalty rate on revenue								1.00%
IFRS Standby Letters of Credit [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Notional amount										$ 378,100,000									S/ 1,370,300,000
Minimum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue			1.00%	1.00%
Interest rate in national currency						0.90%
Minimum | SUNAT.
Disclosure Of Income Tax Explanatory
Interest rate in national currency					0.90%	1.00%
Interest rate in foreign currency						0.50%
Return of interest rate on national currency						0.42%
Return of interest rate on foreign currency						0.25%
Interest rate on withholding tax						1.00%
Minimum | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit									2.00%
Interest rate in national currency						1.00%
Interest rate in foreign currency						0.50%
Return of interest rate on national currency						0.42%
Return of interest rate on foreign currency						0.25%
Interest rate on withholding tax						1.00%
Maximum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue			3.00%	12.00%
Mining tax rate on operating profit			1.00%
Interest rate in national currency						1.00%
Maximum | SUNAT.
Disclosure Of Income Tax Explanatory
Interest rate in national currency					1.00%	1.20%
Interest rate in foreign currency						0.60%
Return of interest rate on national currency						0.50%
Return of interest rate on foreign currency						0.30%
Interest rate on withholding tax						1.20%
Maximum | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit										8.40%	8.40%
Interest rate in national currency						1.20%
Interest rate in foreign currency						0.60%
Return of interest rate on national currency						0.50%
Return of interest rate on foreign currency						0.30%
Interest rate on withholding tax						1.20%